Commitments and Contingencies - Additional Information (Detail) - Forward Purchase Contract [Member] - USD ($)	Jul. 31, 2021	Feb. 28, 2021
Heart Aerospace Incorporated [Member] | Maximum [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Purchase commitment amount	$ 1,200,000,000
eVTOL Aircraft [Member] | Archer Aviation, Inc. [Member]
Purchase Commitment Excluding Longterm Commitment [Line Items]
Purchase commitment amount		$ 200,000,000